Summarized Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Summarized Quarterly Results (Unaudited) [Abstract]
Summary of Company's Quarterly Operating Results
The following tables present information about the Company’s quarterly operating results for the periods indicated below (dollars in thousands):

Summarized Quarterly Results

	2019
	December 31,	September 30,	June 30,	March 31,
Income
Interest income	$19,770	$19,383	$17,216	$16,969
Interest expense	13,499	12,635	11,707	10,744
Net interest income	6,271	6,748	5,509	6,225
Servicing fee income	19,318	18,687	18,362	17,188
Servicing costs	5,378	4,102	4,103	3,821
Net servicing income	13,940	14,585	14,259	13,367
Other income (loss)
Realized loss on RMBS, available-for-sale, net	627	275	-	-
Realized gain (loss) on derivatives, net	(17,148)	12,627	(365)	(7,476)
Realized gain (loss) on acquired assets, net	(28)	54	-	-
Unrealized gain (loss) on derivatives, net	3,357	(2,133)	(3,819)	(8,272)
Unrealized gain (loss) on investments in Servicing Related Assets	1,959	(37,514)	(44,042)	(27,175)
Total Income (Loss)	8,978	(5,358)	(28,458)	(23,331)
Expenses
General and administrative expense	1,352	1,194	1,138	963
Management fee to affiliate	1,999	2,042	1,934	1,809
Total Expenses	3,351	3,236	3,072	2,772
Income (Loss) Before Income Taxes	5,627	(8,594)	(31,530)	(26,103)
Provision for (Benefit from) corporate business taxes	1,132	(4,285)	(3,053)	(3,719)
Net Income (Loss)	4,495	(4,309)	(28,477)	(22,384)
Net loss allocated to noncontrolling interests in Operating Partnership	(75)	65	460	369
Dividends on preferred stock	2,460	2,459	2,593	1,841
Net Income (Loss) Applicable to Common Stockholders	$1,960	$(6,703)	$(30,610)	$(23,856)
Net Income (Loss) Per Share of Common Stock
Basic	$0.12	$(0.40)	$(1.82)	$(1.43)
Diluted	$0.12	$(0.40)	$(1.82)	$(1.43)
Weighted Average Number of Shares of Common Stock Outstanding
Basic	16,797,523	16,883,816	16,776,472	16,646,114
Diluted	16,810,312	16,896,605	16,789,261	16,654,370

	2018
	December 31,	September 30,	June 30,	March 31,
Income
Interest income	$16,958	$15,323	$12,019	$13,050
Interest expense	10,385	9,257	7,324	7,543
Net interest income	6,573	6,066	4,695	5,507
Servicing fee income	16,574	14,017	11,535	8,650
Servicing costs	3,528	2,981	2,394	1,712
Net servicing income	13,046	11,036	9,141	6,938
Other income (loss)
Realized loss on RMBS, available for sale, net	(2,932)	(428)	(121)	(4,881)
Realized gain (loss) on derivatives, net	(3,162)	(707)	(2,033)	13
Unrealized gain (loss) on derivatives, net	(30,937)	8,807	6,009	19,626
Unrealized gain (loss) on investments in Servicing Related Assets	(21,924)	6,218	(365)	12,498
Total Income (Loss)	(39,336)	30,992	17,326	39,701
Expenses
General and administrative expense	962	1,165	937	877
Management fee to affiliate	1,649	1,599	1,383	1,315
Total Expenses	2,611	2,764	2,320	2,192
Income (Loss) Before Income Taxes	(41,947)	28,228	15,006	37,509
Provision for (benefit from) corporate business taxes	(2,159)	1,754	1,655	3,277
Net Income (Loss)	(39,788)	26,474	13,351	34,232
Net (income) loss allocated to noncontrolling interests in Operating Partnership	517	(350)	(167)	(443)
Dividends on preferred stock	1,395	1,372	1,317	1,213
Net Income (Loss) Applicable to Common Stockholders	$(40,666)	$24,752	$11,867	$32,576
Net Income (Loss) Per Share of Common Stock
Basic	$(2.48)	$1.56	$0.87	$2.56
Diluted	$(2.48)	$1.56	$0.87	$2.56
Weighted Average Number of Shares of Common Stock Outstanding
Basic	16,382,914	15,864,774	13,616,461	12,713,265
Diluted	16,391,170	15,873,030	13,624,676	12,721,464